Consolidated statements of financial position - BRL (R$)	Dec. 31, 2024	Dec. 31, 2023
Current assets [abstract]
Cash and cash equivalents	R$ 358,434,000	R$ 423,266,000
Trade and other current receivables	1,099,964,000	803,523,000
Current tax assets, current	6,400,000	14,143,000
Current receivables from taxes other than income tax	97,384,000	63,955,000
Current prepaid expenses	34,496,000	32,239,000
Current advances to suppliers	54,844,000	23,125,000
Current inventories	46,318,000	34,159,000
Other current assets	51,856,000	45,814,000
Current assets	1,749,696,000	1,440,224,000
Non-current assets [abstract]
Trade and other non-current receivables	5,970,000	3,485,000
Non-current receivables due from related parties	377,020,000	29,322,000
Current tax assets, non-current	23,576,000	1,472,000
Non-current receivables from taxes other than income tax	2,764,000	857,000
Deferred tax assets	42,033,000	28,800,000
Non-current trade receivables	30,144,000	32,876,000
Property, plant and equipment	979,293,000	787,561,000
Right-of-use assets	346,654,000	88,737,000
Goodwill	1,803,606,000	1,537,135,000
Intangible assets other than goodwill	439,526,000	358,703,000
Non-current assets	4,050,586,000	2,868,948,000
Assets	5,800,282,000	4,309,172,000
Current liabilities [abstract]
Current portion of non-current borrowings	198,906,000	71,353,000
Interest payable loans and financing, current	13,199,000	13,016,000
Debentures, current	63,659,000	26,123,000
Interest payable debentures, current	20,413,000	53,554,000
Trade and other current payables	218,219,000	184,618,000
Current provisions for employee benefits	107,656,000	82,768,000
Current dividend payables	29,962,000	57,364,000
Current income tax and social contribution payable	10,734,000	21,684,000
Other tax payable	56,051,000	51,459,000
Related parties loans	51,692,000	0
Obligations from acquisition of investment	95,413,000	183,825,000
Lease liability, current	32,220,000	22,620,000
Current Lease liabilities - fleet	32,137,000	0
Other current liabilities	48,222,000	34,638,000
Current liabilities	978,483,000	803,022,000
Non-current liabilities [abstract]
Non-current portion of non-current borrowings	778,039,000	617,533,000
Non-current portion of non-current notes and debentures issued	379,823,000	466,073,000
Other taxes payable	7,797,000	8,638,000
Non-current payables to related parties	1,299,405,000	620,842,000
Non-current payables on social security and taxes other than income tax	241,198,000	187,784,000
Obligations from acquisition of investment	13,762,000	168,926,000
Provision for contingencies	418,000	393,000
Lease liability, non-current	54,672,000	34,860,000
Non-current Lease liabilities - fleet	185,068,000	0
Non-current warrant liability	35,448,000	30,753,000
Other non-current liabilities	9,672,000	13,551,000
Non-current liabilities	3,005,302,000	2,149,353,000
Equity [abstract]
Issued capital	1,443,108,000	1,443,108,000
Capital transactions	(103,941,000)	(99,516,000)
Accumulated translation adjustment	193,436,000	(208,056,000)
Retained earnings	(83,033,000)	(62,477,000)
Equity attributable to owners of the group	1,449,570,000	1,073,059,000
Non-controlling interests	366,927,000	283,738,000
Equity	1,816,497,000	1,356,797,000
Equity and liabilities	R$ 5,800,282,000	R$ 4,309,172,000